Expense Example {- Templeton Foreign VIP Fund} - FTVIP Class 4-57 - Templeton Foreign VIP Fund - Class 4	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 122
3 years	385
5 years	669
10 years	$ 1,477